Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following is a summary of assets, liabilities, and income and expense transactions as of December 31, 2013 and 2012 with all related parties, shareholders, directors and managers:

Assets—	2013	2012
Due from ESW LLC	$11,823	$1,761
Due from VS	2,690	2,963
Due from Union Temporal ESW	3,199	-
Due from other related parties	1,346	570
	$19,058	$5,294
Revenues—
Sales to ESW LLC and VS	$28,788	$26,123

Expenses—
Fees paid to Directors and Officers	408	592
Paid to other related parties	512	-